RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash-flows:
Interest paid	$ 4,503,000	$ 4,600,000	$ 4,600,000
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January 2017	95,185	96,492
Cash-flows:
Interest paid	(4,503)	(4,600)
Repurchase	(12,042)
Repayment
Proceeds
Non-cash:
Interest charged	4,352	4,600
Reduction in accrued interest payable	150
Exchange adjustment
Accretion interest	689	723
Fair value	(2,211)	(2,030)
Reclassification
Balance at 31 December 2017	81,620	95,185	96,492
Short-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January 2017	354	273
Cash-flows:
Interest paid
Repurchase
Repayment	(374)	(295)
Proceeds	112	28
Non-cash:
Interest charged
Reduction in accrued interest payable
Exchange adjustment	(30)	53
Accretion interest
Fair value
Reclassification	374	295
Balance at 31 December 2017	436	354	273
Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January 2017	532	732
Cash-flows:
Interest paid
Repurchase
Repayment
Proceeds	369	24
Non-cash:
Interest charged
Reduction in accrued interest payable
Exchange adjustment	(1)	71
Accretion interest
Fair value
Reclassification	(374)	(295)
Balance at 31 December 2017	$ 526	$ 532	$ 732